Share Capital and Employee Compensation Plans - Performance Share Unit Activity (Details) - PSUs $ in Millions	12 Months Ended
	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($) shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Other equity instruments outstanding. beginning (shares) | shares	756,900	288,000.0
Granted (shares) | shares	220,000.0	534,900
Paid out (shares) | shares	(79,400)	(66,000.0)
Forfeited (shares) | shares	(17,400)
Other equity instruments outstanding, ending (shares) | shares	880,100	756,900
Fair value of other equity instruments outstanding, beginning	$ 12.5	$ 4.8
Granted, fair value	4.9	8.7
Paid out, fair value	(1.6)	0.0
Forfeited, fair value	(0.4)
Change in value, fair value	2.7	(1.0)
Fair value of other equity instruments outstanding, ending	$ 18.1	$ 12.5